Fair Values of Assets and Liabilities (Details Textual) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Fair Values of Assets and Liabilities (Textual) [Abstract]
Fair value measurement transfers from one level to another	$ 0	$ 0	$ 0
Mortgage loans held for sale measured at fair value gain losses	15,000,000	(125,000,000)	206,000,000
Mortgage loans held for sale	6,900,000,000
Fair value of mortgage loans held for sale exceeded the unpaid principal	290,000,000
Carrying value of unfunded commitments and standby letters of credit	381,000,000	353,000,000
Carrying value of other guarantees	359,000,000	330,000,000
Net gains and losses on available for sale securities included in securities gains (losses)	(31,000,000)	(91,000,000)	(361,000,000)
Net gains and losses on available for sale securities included in interest income	56,000,000	61,000,000	31,000,000
Net gains and losses on net derivative assets and liabilities included in noninterest income	716,000,000	632,000,000	(1,400,000,000)
Net gains and losses on net derivative assets and liabilities included in mortgage banking revenue	834,000,000	795,000,000	611,000,000
Net change in net derivative assets and liabilities in unrealized gains (losses) included in noninterest income	262,000,000	483,000,000	(630,000,000)
Net change in net derivative assets and liabilities in unrealized gains (losses) included in mortgage banking revenue	$ (645,000,000)	$ (801,000,000)	$ (698,000,000)